Note 7 - Equity (Details) - Stock Options Activity - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Stock Options Activity [Abstract]
Outstanding (in Shares)	376,275	312,995	0
Weighted Average Exercise Price	$ 3.20	$ 2.04	$ 0
Weighted Average Fair Value	$ 1.46	$ 0.92
Weighted Average Remaining Contractual Life	8 years 328 days	9 years 73 days
Exercisable at June 30, 2015 (in Shares)	90,377	13,072
Exercisable at June 30, 2015	$ 1.91	$ 1.20
Exercisable at June 30, 2015	$ 0.86
Exercisable at June 30, 2015	8 years 255 days	9 years 109 days
Granted at market price (in Shares)	61,500	320,115
Granted at market price	$ 8.16	$ 2.04